Share-Based Compensation - RCUs movement (Details) - RCUs - GasLog Partners LP $ in Thousands									12 Months Ended
	Sep. 14, 2021 EquityInstruments	Apr. 06, 2021 EquityInstruments	Apr. 01, 2021 EquityInstruments	Sep. 25, 2020 EquityInstruments	Jun. 30, 2020 EquityInstruments	Apr. 03, 2020 EquityInstruments	Apr. 01, 2020 EquityInstruments	Apr. 01, 2019 EquityInstruments	Dec. 31, 2021 USD ($) EquityInstruments	Dec. 31, 2020 USD ($) EquityInstruments	Dec. 31, 2019 USD ($) EquityInstruments
Number of awards
Outstanding at the beginning of the year | EquityInstruments									89,978	76,467
Granted during the year | EquityInstruments	21,663		98,255				233,688	26,308	119,918	233,688
Vested during the year | EquityInstruments		(5,984)		(182,850)	(11,776)	(25,551)		(24,925)	(5,984)	(220,177)
Outstanding at end of the year | EquityInstruments									203,912	89,978	76,467
Weighted average contractual life
Weighted average contractual life									1 year 10 months 9 days	2 years 14 days	1 year 3 months 3 days
Aggregate fair value
Outstanding at the beginning of the year | $									$ 446	$ 1,790
Granted during the year | $									368	472
Vested during the year | $									(140)	(1,816)
Outstanding at the end of the year | $									$ 674	$ 446	$ 1,790